Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of held-to-maturity securities
		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*
	US$ thousands
At December 31, 2024
Held to maturity:
Corporate debt securities and government debt securities
Current	20,990	-	(171)	20,819
Non-Current (1 to 3 years)	6,891	10	(61)	6,840

	27,881	10	(232)	27,659

At December 31, 2023
Held to maturity:
Corporate debt securities and government debt securities
Current	8,022	-	(121)	7,901
Non-Current (1 to 4 years)	16,742	-	(558)	16,184
	24,764	-	(679)	24,085

*	Fair value is being determined using Level 2 inputs.
**	Including accrued interest in the amount of US$ 188 thousand and US$ 182 thousand as of December 31, 2023 and 2024, respectively.

Schedule of reconciliation of marketable securities
Activity in marketable securities in 2023 and 2024	US$ thousands

Balance at January 1, 2023	19,321

Purchases of marketable securities	9,623
Changes in marketable securities, net	(180)
Proceeds from maturity of marketable securities	(4,000)

Balance at January 1, 2024	24,764

Purchases of marketable securities	11,100
Changes in marketable securities, net	(33)
Proceeds from maturity of marketable securities	(7,950)

Balance at December 31, 2024	27,881

Schedule of investment securities in unrealized loss position
	Less than 12 months		12 months or more		Total
Held to maturity:	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value

Corporate debt securities and government debt securities	(38)	11,102	(194)	14,585	(232)	25,687

	Less than 12 months		12 months or more		Total
Held to maturity:	Unrealized Gains	Fair value	Unrealized Gains	Fair value	Unrealized Gains	Fair value

Corporate debt securities and government debt securities	7	990	3	982	10	1,972